Derivative Instruments and Hedging Activities - Narrative (Details) $ in Millions	1 Months Ended
May 31, 2022 USD ($)
Interest Rate Swaption | Not Designated as Hedging Instrument | Cash Flow Hedging
Derivative [Line Items]
Derivative amount received on termination of certain contracts	$ 9.4